Summary of Significant Accounting Policies - Additions to Internal Use and Product Software (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Additions to Internal Use and Product Software [Abstract]
Internal use software	$ 163	$ 164	$ 98
Product software	$ 108	$ 70	$ 1